[MHM final]
[Translation]

Filed Document:	SEMI-ANNUAL REPORT

Filed with:	Director of Kanto Local Finance Bureau

Filing Date:	July 31, 2007

Fiscal Year:	During the Thirteenth Term
(From November 1, 2006 to April 30, 2007)

Name of the Reporting Fund:	PUTNAM INCOME FUND

Name of the Issuer:	PUTNAM INCOME FUND

Name of Representative:	Charles E. Porter
Executive Vice President, Associate Treasurer,
Principal Executive Officer and Compliance
Liaison

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Reporting Agent:	Harume Nakano
Attorney-at-Law

Ken Miura
Attorney-at-Law

Address or Place of Business	Mori Hamada & Matsumoto
Marunouchi Kitaguchi Building
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Harume Nakano
Ken Miura
Attorneys-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Kitaguchi Building
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

Places where a copy of this

Semi-annual Report is available
for Public Inspection	Not applicable.

I. STATUS OF INVESTMENT PORTFOLIO OF THE FUND

(1)	Diversification of Investment Fund:

			(As of May 31, 2007)

				Investment
	Types of Assets	Name of Country	Total U.S. Dollars	Ratio (%)

	US Government Agency
	Mortgage Obligations	United States	1,206,833,619	50.17

	US Treasury Obligations	United States	28,572,062	1.19

	US Government Agency
	Obligations	United States	1,955,867	0.08

	US Government Guaranteed
	Mortgage Obligations	United States	7,362	0.00

	US Government & Agency
	Mortgage Obligations	Sub-total	1,237,368,910	51.44

	Collateralized Mortgage Obligations	United States	973,351,347	40.46

		Cayman Islands	6,172,730	0.26

		Ireland	4,944,372	0.21

		United Kingdom	2,414,880	0.10

	Sub-total		986,883,329	41.02

	Corporate Bonds and Notes	United States	252,021,795	10.48

		Canada	7,236,943	0.30

		Jersey	5,100,000	0.21

		Cayman Islands	2,936,355	0.12

		France	2,558,242	0.11

		Luxembourg	2,537,659	0.11

		Netherlands	1,780,580	0.07

		Spain	1,504,088	0.06

		Australia	1,166,354	0.05

		United Kingdom	714,954	0.03

	Sub-total		277,556,970	11.54

	Asset Backed Securities	United States	228,265,352	9.49

		Cayman Islands	28,092,439	1.17

		United Kingdom	7,616,720	0.32

		Ireland	1,713,980	0.07

	Sub-total		265,688,491	11.04

	Purchased Options	United States	38,002,099	1.58

	Municipal Bonds and Notes	United States	1,405,474	0.06

	Cash, Deposit and Other Assets		(401,333,015)	(16.68)
	(After deduction of liabilities)

	Total		2,405,572,258	100.00

	(Net Asset Value)		(JPY292,734 million)

Note 1: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund. The same applies hereinafter.

Note 2: The exchange rate of U.S. Dollars ("dollar" or "$") into Japanese Yen is JPY 121.69 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer of The Bank of Tokyo-Mitsubishi UFJ, Ltd. on May 31, 2007. The same applies hereinafter.

Note 3: In this report, money amounts and percentages have been rounded. Therefore, there are cases in which the amount for the "total" column is not equal to the aggregate amount. Also, conversion into other currencies is done simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this report, there are cases in which figures for the same information differ from each other.

Note 4:Details of the rating for the bonds invested by the Fund as of the end of May, 2007 are as follows:

							Caa and	Not
Rating	Aaa	Aa	A	Baa	Ba	B	below	rated	Total

Percentage (%)	74.94	1.71	4.12	11.15	3.03	1.46	1.69	1.90	100.00

(2) Results of Past Operations

(a) Record of Changes in Net Assets (Class M Shares)

Record of changes in net assets at the end of each of during the one year period up to and including the end of May, 2007 is as follows:

		Total Net Asset Value		Net Asset Value per Share

		Dollar	Yen
		(thousands)	(millions)	Dollar	Yen

2006 End of	June	356,894	43,430	6.49	790

	July	353,070	42,965	6.55	797

	August	348,636	42,426	6.62	806

	September	343,552	41,807	6.65	809

	October	331,997	40,401	6.67	812

	November	328,532	39,979	6.71	817

	December	320,135	38,957	6.67	812

2007 End of	January	304,562	37,062	6.64	808

	February	300,752	36,599	6.71	817

	March	296,133	36,036	6.68	813

	April	290,149	35,308	6.69	814

	May	276,966	33,704	6.62	806

(b) Record of Distributions Paid (Class M Shares) 121.69

Period	Amount of Dividend paid per Share

3rd Fiscal Year (11/1/1996-10/31/1997)	$0.47	(JPY 57)

4th Fiscal Year (11/1/1997-10/31/1998)	$0.45	(JPY 55)

5th Fiscal Year (11/1/1998-10/31/1999)	$0.41	(JPY 50)

6th Fiscal Year (11/1/1999-10/31/2000)	$0.41	(JPY 50)

7th Fiscal Year (11/1/2000-10/31/2001)	$0.40	(JPY 49)

8th Fiscal Year (11/1/2001-10/31/2002)	$0.34	(JPY 41)

9th Fiscal Year (11/1/2002-10/31/2003)	$0.24	(JPY 29)

10th Fiscal Year (11/1/2003-10/31/2004)	$0.18	(JPY 22)

11th Fiscal Year (11/1/2004-10/31/2005)	$0.20	(JPY 24)

12th Fiscal Year (11/1/2005-10/31/2006)	$0.27	(JPY 33)

Record of distribution paid (Class M Shares) at the end of each month during the period from July 2005 up to and including June 2007 is as follows:

					Net Asset Value per Share
		Dividend		Record	as of the Record Date

Month/Year		Dollar	Yen	Date	Dollar	Yen

2005 End of	July	0.018	2.190	7/14/05	6.79	826

	August	0.017	2.069	8/16/05	6.78	825

	September	0.022	2.677	9/15/05	6.79	826

	October	0.022	2.677	10/14/05	6.70	815

	November	0.022	2.677	11/15/05	6.65	809

	December	0.022	2.677	12/15/05	6.68	813

2006 End of	January	0.022	2.677	1/13/06	6.72	818

	February	0.021	2.555	2/15/06	6.65	809

	March	0.022	2.677	3/16/06	6.66	810

	April	0.022	2.677	4/13/06	6.54	796

	May	0.023	2.799	5/16/06	6.54	796

	June	0.023	2.799	6/15/06	6.52	793

	July	0.023	2.799	7/14/06	6.52	793

	August	0.023	2.799	8/16/06	6.60	803

	September	0.025	3.042	9/14/06	6.63	807

	October	0.025	3.042	10/16/06	6.62	806

	November	0.025	3.042	11/15/06	6.68	813

	December	0.025	3.042	12/14/06	6.69	814

2007 End of	January	0.024	2.921	1/16/07	6.67	812

	February	0.026	3.164	2/14/07	6.68	813

	March	0.026	3.164	3/15/07	6.73	819

	April	0.026	3.164	4/16/07	6.68	813

	May	0.026	3.164	5/16/07	6.68	813

	June	0.025	3.042	6/18/07	6.57	800

(c) Record of Changes in Annual Return (Class M Shares):

Annual Return

6/1/06 - 5/31/07	6.35%

(Note) Annual Return (%) = 100 x {[(Ending NAV * A) / Beginning NAV) – 1}

"A" shall be obtained by multiplying together all the amounts of such dividend as distributed during the period divided by the net asset value per share on the ex-dividend day of the relevant distribution plus 1.

Provided that the Beginning NAV means net asset value per share on May 31, 2005 and the Ending NAV means net asset value per share on the end of May, 2006.

II. FINANCIAL CONDITIONS OF THE FUND

[Translation of Unaudited Semi-annual Accounts will be attached to the Japanese version of the Semi-annual Report.]

III RECORD OF SALES AND REPURCHASES (Class M Shares)

Record of sales and repurchases during one year period up to and including the end of May, 2007 and number of outstanding shares of the Fund as of the end of May, 2007 are as follows:

	Number of	Number of	Number of Out-
	Shares Sold	Shares Redeemed	standing Shares

Worldwide	600,447	15,031,975	41,866,499
(In Japan)	(215,600)	(14,373,600)	(40,075,000)

IV. OUTLINE OF THE MANAGEMENT COMPANY

(1) Amount of Capital Stock:

a. Fund (as of the end of May, 2007):

Not applicable.

b. Putnam Investment Management, LLC ("Investment Management Company"):

1. Amount of Member's Equity (as of the end of May, 2007):

$34,005,777†

2. Amount of member's equity (for the past five years):

Amount of
Year	Member's Equity

End of 2001	$170,497,323
End of 2002	$138,739,094
End of 2003	$144,486,036
End of 2004*	-$9,155,466
End of 2005	$73,231,356
End of 2006	$70,594,104

† Unaudited.

(*) During 2004, Putnam Investment Management accrued $223,524,388 of regulatory settlements. This, along with net intercompany transactions with the Parent and its affiliates resulted in the decrease. Net income for the year ended December 31, 2004 was $89,819,256. This was offset by $243,460,758 of net intercompany transactions, which are factored as a reduction of Members' Equity.

(2) Description of Business and Outline of Operation

a. Fund:

The Fund may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities, and the exercise of all rights directly or indirectly pertaining to the Fund's assets. The Fund has retained Putnam Investment Management, LLC, the investment adviser, to render investment advisory services and Putnam Fiduciary Trust Company, to hold the assets of the Fund in custody and act as Investor Servicing Agent.

b. Investment Management Company:

Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of the end of May, 2007, Investment Management Company managed, advised, and/or administered the following 105 funds and fund portfolios (having an aggregate net asset value of nearly $126.7 billion):

			(As of the end of May, 2007)

Name of		Number of the	Total Net Asset Value
Country	Principal Characteristics	Funds	($ million)

	Closed-end bond fund	10	$4,173.83

	Open-end balanced fund	13	$35,280.68

U.S.A.	Open-end bond fund	31	$30,805.22

	Open-end equity fund	51	$56,432.65

	Total	105	$126,692.38

(3) Miscellaneous a. Fund:

There has been, or is, no litigation which had or is expected to have a material effect on the Fund during the six months before the filing of this report.

b. Investment Management Company:

There has been, or is, no litigation or fact which caused or would cause, a material effect on the Investment Management Company during the six months before the filing of this report.

V. OUTLINE OF THE FINANCIAL STATUS OF THE INVESTMENT MANAGEMENT COMPANY

[Translation of Unaudited Semi-annual Accounts of the Investment Management Company will be attached to the Japanese version of the Semi-annual Report.]

[Translation]

Filed Document:	AMENDMENT TO SECURITIES
REGISTRATION STATEMENT

Filed with:	Director of Kanto Local Finance Bureau

Filing Date:	July 31, 2007

Name of the Issuer:	PUTNAM INCOME FUND

Name of Representative:	Charles E. Porter
Executive Vice President, Associate Treasurer,
Principal Executive Officer and Compliance
Liaison

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Registration Agent:	Harume Nakano
Attorney-at-Law

Ken Miura
Attorney-at-Law

Address or Place of Business	Mori Hamada & Matsumoto
Marunouchi Kitaguchi Building
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Harume Nakano
Ken Miura
Attorneys-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Kitaguchi Building
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

- ii -

Public Offering or Sale for Registration

Name of the Fund Making Public	PUTNAM INCOME FUND
Offering or Sale of Foreign
Investment Fund Securities:

Aggregate Amount of	The maximum amount expected to be sold is 3.4
Foreign Investment Fund Securities	billion U.S. dollars (JPY 413.7 billion).
to be Publicly Offered or Sold:

Note: U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00=JPY 121.69 the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi UFJ,
Ltd. for buying and selling spot dollars by telegraphic transfer against yen on May
31, 2007.

Places where a copy of this Amendment
to Securities Registration Statement
is available for Public Inspection	Not applicable.

I. Reason For Filing This Amendment to Securities Registration Statement:

This statement purports to amend and update the relevant information of the Securities Registration Statement ("SRS") filed on April 4, 2007 due to the fact that the aforementioned Semi-annual Report was filed today and due to the fact that there is the matters to be modified.

The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

II. Contents of the Amendments:

1. Due to the Fact that the aforementioned Semi-annual Report:

Part II. INFORMATION CONCERNING THE FUND

The following matters in the original Japanese SRS are amended to have the same contents as those provided in the following items of the aforementioned Semi-annual Report:

	Before amendment		After amendment
	[Original Japanese SRS]		[Aforementioned Semi-annual Report]
I.	Description of the Fund	I.	Status of Investment Portfolio of the Fund
5.	Status of Investment Portfolio
(1)	Diversification of Investment Portfolio	(1)	Diversification of Investment Portfolio

(3)	Results of Past Operations	(2)	Results of Past Operations
(a)	Record of Changes in Net Assets (Class M	(a)	Record of Changes in Net Assets (Class M
	Shares)		Shares)
	(Regarding the amounts as at the end of		(Regarding the amounts as at the end of
	each month during one-year period from,		each month during one-year period from,
	and including, the latest relevant date		and including, the latest relevant date
	appertaining to the filing date of the		appertaining to the filing date of the
	original Japanese SRS)		afore-mentioned Semi-annual Report)
(b)	Record of Distributions Paid (Class M	(b)	Record of Distributions Paid (Class M
	Shares)		Shares)
	(Regarding the dividends paid each month		(Regarding the dividends paid each month
	during one-year period up to the latest		during one year period up to the latest
	relevant date of the original Japanese		relevant date of the afore-mentioned
	SRS)		Semi-annual Report)
(c)	Record of Annual Return (Class M Shares)	(c)	Record of Annual Return (Class M Shares)

(The record of annual return during one
year period up to the latest relevant date of
the afore-mentioned Semi-annual Report is
added.)

Part III.	DETAILED INFORMATION CONCERNING THE FUND

With respect to Section IV. the Financial Conditions of the Fund in the original SRS,
Item II. Financial Conditions of the Fund in the aforementioned Semi-annual Report is added to the original SRS.

V.	Record of Sales and Repurchases (Class M	III.	Record of Sales and Repurchases (Class M
	Shares)		Shares)
(The record of sales and repurchases during
one year period up to the latest relevant
date of the afore-mentioned Semi-annual
Report is added.)

Part IV.	SPECIAL INFORMATION

I.	Outline of the Management Company	IV.	Outline of the Management Company
1.	Outline of the Management Company
B.	Putnam Investment Management, LLC
(Investment Management Company)
(1)	Amount of Capital Stock	(1)	Amount of Capital Share
		b.	Putnam Investment Management, LLC
(Investment Management Company)
2.	Description of Business and Outline of	(2)	Summary of Business and Outline of
	Operation		Operation
B.	The Investment Management Company	b.	Investment Management Company
5.	Miscellaneous	(3)	Miscellaneous
B.	The Investment Management Company	b.	Investment Management Company
(e)	Litigation, etc.

With respect to Section 3.B. the Financial Conditions of the Investment Management Company in the original SRS, Item V. Outline of the Financial Status of the Investment Management Company in the aforementioned Semi-annual Report is added to the original SRS.

2. Due to the fact that there are the matters to be modified:

Cover page

[Before Amendment]
(Omitted.)
Aggregate Amount of	Up to 3.4 billion U.S. dollars (approximately
Foreign Investment Fund Securities	JPY 413.9 billion) for Class M Shares.
to be Publicly Offered or Sold:

Note:	U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00 = JPY 121.73 the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi UFJ, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on January 31, 2007.

(Omitted.)

[After Amendment]
(Omitted.)
Aggregate Amount of	Up to 3.4 billion U.S. dollars (approximately
Foreign Investment Fund Securities	JPY 413.9 billion) for Class M Shares.
to be Publicly Offered or Sold:

Note 1:	U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00 = JPY 121.73 the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi UFJ, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on January 31, 2007.

Note 2:	"Securities and Exchange Law" in Japan shall read "Financial Instruments and Exchange
Law" after its taking effect.

(Omitted.)

PART II. INFORMATION CONCERNING THE FUND I. DESCRIPTION OF THE FUND

1. NATURE OF THE FUND

(2) Structure of the Fund

(iii) Outline of the Investment Management Company

B. Putnam Investment Management, LLC (the "Investment Management Company") (C) Amount of Capital Stock [Before Amendment]

1. Amount of Member's Equity (as of the end of January, 2007):
$71,036,022 †

2. Amount of member's equity (for the past five years):

Amount of
Year	Member's Equity

End of 2002	$138,739,094
End of 2003	$144,486,036
End of 2004*	-$9,155,466
End of 2005	$73,231,356

End of 2006	$70,594,104 †

† Unaudited.

* During 2004, the Investment Management Company accrued $223,524,388 of regulatory settlements. This, along with net intercompany transactions with the Parent and its affiliates resulted in the decrease. Net income for the year ended December 31, 2004 was $89,819,256. This was offset by $243,460,758 of net intercompany transactions, which are factored as a reduction of Members' Equity.

[After Amendment]

1. Amount of Member's Equity (as of the end of May, 2007): $34,005,777 †

2. Amount of member's equity (for the past five years):

Amount of
Year	Member's Equity

End of 2002	$138,739,094
End of 2003	$144,486,036
End of 2004*	-$9,155,466
End of 2005	$73,231,356
End of 2006	$70,594,104

† Unaudited.

* During 2004, the Investment Management Company accrued $223,524,388 of regulatory settlements. This, along with net intercompany transactions with the Parent and its affiliates resulted in the decrease. Net income for the year ended December 31, 2004 was $89,819,256. This was offset by $243,460,758 of net intercompany transactions, which are factored as a reduction of Members' Equity.

PART III.	DETAILED INFORMATION CONCERNING THE FUND
III.	MANAGEMENT AND ADMINISTRATION
2.	Outline of Disclosure System:
(2)	Disclosure in Japan:
b.	Disclosure to Japanese Shareholders:
[Before Amendment]
If the Trustees makes any amendment to the Agreement and the Declaration of the Trust of the Fund, the substance of which is important, it must give in advance public notice concerning its intention to make such amendment and the substance of such amendment at least 30 days prior to such amendment, and must deliver the written documents containing the above matters to the shareholders known in Japan.
Provided, however, that if the said written documents are delivered to all the shareholders in Japan, the relevant public notice is not required to be given.
The Japanese Shareholders will be notified of the material facts which would change their position and of notices from the Trustees, through the Sales Handling
Companies.

The above-described Management Report on the Fund will be sent to the shareholders known in Japan.
[After Amendment]

If the Trustees makes any amendment to the Agreement and the Declaration of the Trust of the Fund, the substance of which is important, it must give in advance public notice concerning its intention to make such amendment and the substance of such amendment at least 30 days prior to such amendment, and must deliver the written documents containing the above matters to the shareholders known in Japan. Provided, however, that if the said written documents are delivered to all the shareholders in Japan, the relevant public notice is not required to be given.

Incidentally, after taking effect of amendment on June 14, 2006 to the Investment Trusts Law, the previous paragraph shall read "If the Trustee makes any amendment to the Agreement and the Declaration of the Trust of the Fund and the amendment is significant or the case where the Trust is to be merged with another fund, the Trustee shall notify in writing Unitholders known in Japan of contents of the amendment and reasons therefor, etc. in advance, i.e. on any day more than 14 days before the effective date of the amendment."

The Japanese Shareholders will be notified of the material facts which would change their position and of notices from the Trustees, through the Sales Handling Companies.

The above-described Management Report on the Fund will be sent to the shareholders known in Japan.

PART IV.	SPECIAL INFORMATION
II.	OUTLINE OF THE OTHER RELATED COMPANIES
1	Name, Amount of Capital and Description of Business:
Before Amendment]
(Omitted.)
(D)	Mizuho Investors Securities Co., Ltd. (Distributor in Japan and Agent Company):
(Omitted.)
(2)	Description of Business:
Mizuho Investors Securities Co., Ltd. is a diversified securities company in
Japan. Mizuho Investors Securities Co., Ltd. engages in handling the sales and redemptions of the fund shares for the offering foreign investment funds.

[After Amendment]
(Omitted.)
(D)	Mizuho Investors Securities Co., Ltd. (Distributor in Japan and Agent Company):
(Omitted.)

(2) Description of Business:

Mizuho Investors Securities Co., Ltd. is a diversified securities company in Japan. Mizuho Investors Securities Co., Ltd. engages in handling the sales and redemptions of the fund shares for the offering foreign investment funds.

(Note) After taking effect to the Financial Instruments and Exchange Law, the previous paragraphs shall read "Mizuho Investors Securities Co., Ltd. engages in the first financial instruments business and investment management business based on the Financial Instruments and Exchange Law in Japan. Mizuho Investors Securities Co., Ltd. engages in handling the sales and redemptions of the fund shares for the offering foreign investment funds."

Attachment:

With respect to Attachment, the relevant information from March 2007 to June 2007 is added as follows:

[Before Amendment]

Net asset value per share as at the ex-dividend date: (From December 1994 to February 2007)

		Amount of Dividend		Net asset value per share as
Year / Month		Paid (US$)	Ex-dividend Date	at the ex-dividend date

(Omitted.)

2007	January	0.024	1/17/2007	6.64
	February	0.026	2/15/2007	6.66

[After Amendment]

Net asset value per share as at the ex-dividend date: (From December 1994 to June 2007)

		Amount of Dividend		Net asset value per share as
Year / Month		Paid (US$)	Ex-dividend Date	at the ex-dividend date

(Omitted.)

2007	January	0.024	1/17/2007	6.64
	February	0.026	2/15/2007	6.66
	March	0.026	3/16/2007	6.70
	April	0.026	4/17/2007	6.67
	May	0.026	5/17/2007	6.64
	June	0.025	6/19/2007	6.56